Operational Leases (Tables)	12 Months Ended
Dec. 31, 2018
Operational Leases
Schedule of the future aggregate minimum lease payments under non-cancellable operating leases

	December 31, 2018	December 31, 2017	December 31, 2016
	(€ in thousands)
Less than 1 year	1,233	1,607	1,775
Between 1 and 5 years	1,233	3,312	5,508
More than 5 years	—	—	—
Total	2,466	4,919	7,283

Schedule of the future minimum lease payments under non-cancellable leases are receivable

	December 31, 2018	December 31, 2017	December 31, 2016
	(€ in thousands)
Less than 1 year		174	463
Between 1 and 5 years	—	—	—
More than 5 years	—	—	—
Total	—	174	463